Discontinued operations - Results from Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	$ (377,485)	$ (155,097)
(Loss) earnings from discontinued operations attributable to non-controlling interest	(72,837)	1,813
Net loss from discontinued operations, net of tax	(377,485)	$ (155,097)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.81)
Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax	(377,485)	$ (8,295)
BRAZIL
Disclosure of analysis of single amount of discontinued operations [line items]
Loss from discontinued operations, net of tax		(146,802)
Certej Project | Romania
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses	(2,801)	(6,398)
Impairment of property and equipment	(394,723)	0
Loss from operations	(397,524)	(6,398)
Income tax (recovery) expense	(20,039)	1,897
Loss from discontinued operations, net of tax	(377,485)	(8,295)
(Loss) earnings from discontinued operations attributable to non-controlling interest	(72,837)	1,813
Net loss from discontinued operations, net of tax	$ (304,648)	$ (10,108)
Basic loss per share attributable to shareholders of the Company (in dollars per share)	$ (1.66)	$ (0.06)
Diluted loss per share attributable to shareholders of the Company (in dollars per share)	$ (1.66)	$ (0.06)
Tocantinzinho | BRAZIL
Disclosure of analysis of single amount of discontinued operations [line items]
Expenses		$ (1,004)
Impairment of property and equipment		(160,140)
Gain on disposition of mine		3,332
Loss from operations		(157,812)
Income tax (recovery) expense		(11,010)
Net loss from discontinued operations, net of tax		$ (146,802)
Basic loss per share attributable to shareholders of the Company (in dollars per share)		$ (0.81)